Document And Entity Information	Mar. 16, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--10-01
Document Period End Date	Mar. 16, 2023
Entity Registrant Name	Leslie's, Inc.
Entity Central Index Key	0001821806
Entity Emerging Growth Company	false
Securities Act File Number	001-39667
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-8397425
Entity Address, Address Line One	2005 East Indian School Road
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85016
City Area Code	(602)
Local Phone Number	366-3999
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	LESL
Security Exchange Name	NASDAQ